Shareholder Fees - FidelityTelecomandUtilitiesFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityTelecomandUtilitiesFund-RetailPRO | Fidelity Telecom and Utilities Fund
Shareholder Fees:
(fees paid directly from your investment)	none